Note 9 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Fiscal Years Ended June 30,
	2017	2016
United States	$(5.1)	$(4.9)
Foreign	(24.0)	(20.5)

Total	$(29.1)	$(25.4)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Fiscal Years Ended June 30,
	2017	2016
Current:
Federal	$-	$-
State	-	-
Foreign	0.3	-
Total tax expense	$0.3	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Years Ended June 30,
	201 7	201 6

Income tax (benefit) expense at federal statutory rate	$(10.2)	$(8.9)
State and local income taxes, net of federal benefit	(0.2)	(0.2)
Foreign tax rate differential	1.4	1.0
Change in valuation allowance	8.4	9.4
ISO expense	0.3	0.3
Japanese withholding tax	0.3	-
Foreign tax credit	-	(0.2)
Adjustment to deferred income tax assets	0.3	(0.9)
Other	-	(0.5)
Income tax expense	$0.3	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of June 30,
	201 7	201 6
Deferred tax assets:
Foreign net operating loss carryforwards	$27.9	$20.2
US federal and state loss carryforwards	7.1	6.1
Research credits	2.4	2.2
Amortization	-	0.6
Accrued compensated-related costs	2.0	1.6
Sale of future royalty rights	5.0	5.4
Other	-	0.1
Subtotal	44.4	36.2
Less valuation allowance	(44.4)	(36.2)
Total net deferred taxes	$-	$-